Note 7 - Future Minimum Note Payments (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
2016		$ 210,429
2017		20,615
2018		13,073
Total Notes Payable	$ 71,575	$ 244,117	$ 306,039